INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 7,763	$ 15,314	$ 15,113
Additions for tax positions of current year	727	624	624
Reduction due to statute of limitations of prior years	0	(8,175)	(423)
Ending balance	$ 8,490	$ 7,763	$ 15,314